Employee Benefits and Incentive Plans - 2006 Executive Incentive Plan and 2013 Long-Term Incentive Plan - Stock Options - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The percentage of options awarded that are expected to vest	20.00%
Intrinsic value of vested options	$ 1.7
Aggregate intrinsic value of options outstanding	2.8
Aggregate intrinsic value of options outstanding, vested and expected to vest	2.6
Average Remaining Contractual Life (years)	8 years 22 days
Executive Management Rollover Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of vested options	$ 1.4
Average Remaining Contractual Life (years)	8 months 12 days